UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4427

Waddell & Reed Advisors Municipal High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Municipal High Income Fund
December 31, 2007
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona – 1.75%
Arizona Health Facilities Authority, Hospital Revenue Bonds: John C. Lincoln Health Network, Series 2000,
7.0%, 12–1–25	$3,500	$3,935,470
Phoenix Children's Hospital, Series 2007C,
4.42000035%, 2–1–42 (A)	2,500	2,413,475
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9–1–34	1,380	1,375,363
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12–15–34	1,115	1,125,291
		8,849,599
California – 4.21%
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage–Backed Securities Program): Series 2007 C,
5.3%, 2–1–49	9,410	9,568,559
Series 2007 A,
5.45%, 2–1–48	3,200	3,168,960
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset–Backed Bonds, Series 2003A–1 (Fixed Rate),
6.75%, 6–1–39	6,600	7,630,722
California Municipal Finance Authority, Education Revenue Bonds (American Heritage Education Foundation Project), Series 2006A,
5.25%, 6–1–36	1,000	908,340
		21,276,581
Colorado – 7.28%
City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E:
5.25%, 11–15–13	6,000	6,314,700
5.25%, 11–15–14	4,000	4,195,400
Colorado Educational and Cultural Facilities Authority,
      Charter School Revenue Bonds, Collegiate Academy
      of Colorado Project, A Charter School Created by
      Jefferson County School District R–1, Jefferson County,
      State of Colorado, Series 2002:

7.5%, 12–15–31	3,000	3,243,930
7.375%, 12–15–21	1,000	1,078,970
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.25%, 12–1–24	3,325	3,398,782
Granby Ranch Metropolitan District (in the Town of Granby, Colorado), Limited Tax General Obligation Bonds, Series 2006,
6.75%, 12–1–36	3,000	2,809,290
Southlands Metropolitan District No. 1 (in the City of Aurora), Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2004,
7.125%, 12–1–34	2,000	2,426,360
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities Project), Series 2006A:
5.75%, 1–1–37	1,500	1,343,280
5.25%, 1–1–16	1,000	972,050
Wildgrass Metropolitan District (In the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding Bonds, Series 2007,
6.2%, 12–1–34	2,000	1,899,760
Confluence Metropolitan District (in the Town of Avon, Colorado), Tax Supported Revenue Bonds, Series 2007:
5.4%, 12–1–27	1,000	885,190
5.45%, 12–1–34	1,000	863,890
Tallgrass Metropolitan District, Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding and Improvement Bonds, Series 2007,
5.25%, 12–1–37	1,925	1,611,533
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.0%, 12–1–33	1,260	1,195,034
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.05%, 12–1–33	1,245	1,160,452
Sorrel Ranch Metropolitan District (in the City of Aurora), Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.75%, 12–1–36	1,445	1,152,532
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.75%, 12–1–33	1,000	1,005,710
Piney Creek Village Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2005,
5.5%, 12–1–35	1,100	978,142
Cordillera Metropolitan District, General Obligation Bonds, Series 2000B,
6.2%, 12–1–20	210	215,947
		36,750,952
Connecticut – 1.55%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1–1–14	5,250	5,254,935
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project – 1993B Series),
5.95%, 9–1–28	2,500	2,560,075
		7,815,010
Delaware – 0.20%
Sussex County, Delaware, Adjustable Rate First Mortgage Revenue Bonds (Cadbury at Lewes Project), Series 2006B:
6.0%, 1–1–35	700	657,699
5.9%, 1–1–26	375	358,849
		1,016,548
Florida – 1.18%
Capital Projects Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Capital Projects Loan Program – The Glenridge on Palmer Ranch Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 6–1–32	5,000	5,966,450

Georgia – 1.09%
Brunswick and Glynn County Development Authority, First Mortgage Revenue Bonds (Coastal Community Retirement Corporation – Marsh's Edge Project) Series 2004A,
7.25%, 1–1–35	4,625	3,098,704
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A:
7.4%, 1–1–34	1,650	1,710,258
7.4%, 1–1–24	660	689,053
		5,498,015
Illinois – 3.66%
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A:
5.0%, 5–1–26	3,000	2,831,250
5.7%, 5–1–36	1,500	1,406,025
Bloomington–Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001:
6.35%, 12–15–24	2,975	3,052,915
6.05%, 12–15–19	1,000	1,019,240
Illinois Finance Authority, Revenue Bonds: Monarch Landing, Inc. Facility, Series 2007A,
7.0%, 12–1–37	1,500	1,483,200
Series 2005A The Landing at Plymouth Place Project,
6.0%, 5–15–25	1,500	1,449,690
Three Crowns Park Project), Revenue Bonds Series 2006A,
5.875%, 2–15–26	1,000	946,140
Southwestern Illinois Development Authority: Senior Care Facility Revenue Bonds, Series 2006 (Eden Retirement Center, Inc. Project),
5.85%, 12–1–36	2,675	2,426,118
Local Government Program Revenue Bonds, Series 2007 (City of Collinsville Limited Incremental Sales Tax Project),
5.35%, 3–1–31	1,250	1,144,537
Illinois Health Facilities Authority Series 2003A–1 (Villa St. Benedict Project),
6.9%, 11–15–33	2,600	2,343,770
Township High School District 214, Cook County, Illinois, General Obligation Limited School Bonds, Series 1998 (Capital Appreciation Bonds),
0.0%, 12–1–14	500	368,535
		18,471,420
Indiana – 0.38%
City of Whiting (Indiana), Redevelopment District Tax Increment Revenue Bonds, Series 2006 (Standard Avenue Project),
5.35%, 1–15–27	2,165	1,943,174

Iowa – 3.30%
City of Cedar Rapids, Iowa: First Mortgage Revenue Bonds, Series 1998–A (Cottage Grove Place Project),
5.875%, 7–1–28	5,000	4,691,250
First Mortgage Adjustable Revenue Bonds, Series 2004 (Cottage Grove Place Project),
6.5%, 7–1–33	4,440	4,269,193
Iowa Finance Authority, Retirement Community Revenue Bonds (Edgewater, a Wesley Active Life Community, LLC Project), Series 2007A,
6.75%, 11–15–37	4,000	4,013,840
Scott County, Iowa, Revenue Refunding Bonds (Ridgecrest Village), Series 2006,
5.25%, 11–15–21	2,650	2,466,859
City of Coralville, Iowa (Coralville Marriott Hotel and
      Convention Center), Certificates of Participation
      Evidencing Undivided Proportionate Interestsin
      Base Lease Payments Pursuant to a Lease Purchase
      Agreement, Series 2006D,

5.25%, 6–1–26	1,200	1,233,600
		16,674,742
Kansas – 10.02%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage–Backed Securities Program): Series 2007A–1 Bonds,
5.5%, 12–1–38	4,990	5,101,427
Series 2006B–1 Bonds,
5.3%, 12–1–38	4,765	4,919,529
Series 2006B–4 Bonds,
5.55%, 12–1–38	4,705	4,907,738
Series 2006B–2 Bonds,
5.25%, 12–1–38	4,755	4,797,890
Series 2006A–3 Bonds,
5.3%, 12–1–28	2,775	2,887,915
City of Olathe, Kansas: Senior Living Facility Revenue Bonds: Catholic Care Campus, Inc., Series 2006A,
6.0%, 11–15–38	4,750	4,399,355
Aberdeen Village, Inc., Series 2000A,
8.0%, 5–15–30	3,255	3,668,190
Transportation Development District Sales Tax Revenue Bonds (The Olathe Gateway TDD No. 1a Project), Series 2006:
5.0%, 12–1–28	1,850	1,597,549
5.0%, 12–1–16	1,325	1,249,356
Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.5%, 9–1–26	1,000	933,610
City of Lenexa, Kansas, Special Obligation Tax Increment Revenue Bonds (City Center East Project I), Series 2007,
6.0%, 4–1–27	4,920	4,651,466
University of Kansas Hospital Authority, Health Facilities Refunding and Improvement Revenue Bonds (KU Health System), Series 2006,
5.0%, 9–1–36	4,750	4,602,037
City of Lawrence, Kansas, Hospital Revenue Bonds, eries 2006 (The Lawrence Memorial Hospital):
5.125%, 7–1–36	2,200	2,185,304
5.125%, 7–1–26	1,000	1,012,700
Wilson County, Kansas, Hospital Revenue Bonds, Series 2006,
6.2%, 9–1–26	1,800	1,858,518
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation:
0.0%, 1–15–28 (B)	4,465	1,562,750
0.0%, 1–15–20 (B)	325	113,750
0.0%, 1–15–13 (B)	270	94,500
0.0%, 1–15–06 (B)	75	26,250
		50,569,834
Louisiana – 0.81%
Calcasieu Parish Public Trust Authority, Single Family vMortgage Revenue Bonds (Guaranteed Mortgage– Backed Securities Program), Series 2006B,
5.35%, 9–1–38	4,000	4,073,200

Maine – 1.03%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series1999A,
7.55%, 1–1–29	5,000	5,212,600

Massachusetts – 1.65%
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds:
5.6%, 12–1–19	2,500	2,508,500
5.5%, 12–1–13	1,000	1,005,000
Massachusetts Development Finance Agency, First Mortgage Revenue Refunding Bonds, Reeds Landing Project, Series 2006,
5.75%, 10–1–31	2,900	2,697,841
Massachusetts Development Finance Authority, Revenue Bonds (Linden Ponds, Inc. Facility), Series 2007A (Tax–Exempt),
5.75%, 11–15–42	2,375	2,106,554
		8,317,895
Michigan – 1.09%
Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds (Michigan Technical Academy Project), Series 2006:
6.375%, 2–1–26	1,000	971,260
6.5%, 2–1–36	1,000	949,410
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.75%, 9–1–17	1,500	1,465,170
The Economic Development Corporation of the Charter Township of Meridian, Limited Obligation First Mortgage, Revenue Refunding Bonds (Burcham Hills Retirement Center II Project), Series 2007A–1,
5.25%, 7–1–26	1,595	1,445,899
The Economic Development Corporation of the City of East Lansing, Limited Obligation First Mortgage, Revenue Bonds (Burcham Hills Retirement Center II Project), Series 2007B–1,
5.25%, 7–1–37	775	650,318
		5,482,057
Minnesota – 0.66%
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.25%, 5–15–36	3,500	3,345,790

Mississippi – 0.38%
Mississippi Hospital Equipment and Facilities Authority, Hospital Refunding and Improvement Revenue Bonds (South Central Regional Medical Center), Series 2006:
5.25%, 12–1–21	1,350	1,338,107
5.0%, 12–1–15	590	590,738
		1,928,845
Missouri – 18.76%
Missouri Development Finance Board: Infrastructure Facilities Revenue Bonds: City of Branson, Missouri (Branson Landing Project): Series 2004A:
5.5%, 12–1–24	2,000	2,049,760
5.625%, 12–1–28	1,000	1,023,950
Series 2005A,
6.0%, 6–1–20	1,000	1,104,730
City of St. Joseph, Missouri – Sewerage System Improvements Project, Series 2004C,
5.0%, 3–1–25	3,500	3,558,590
City of Independence, Missouri – Centerpoint Project, Series 2007E,
5.125%, 4–1–27	3,075	3,148,646
City of Independence, Missouri, Eastland Center Project: Phase II, Series 2002B,
6.0%, 4–1–21	2,100	2,175,852
Phase IV, Series 2000B,
5.125%, 4–1–22	875	939,111
Santa Fe Redevelopment Project, Series 2001,
5.25%, 4–1–23	2,500	2,654,125
City of St. Joseph, Missouri – Triumph Foods, LLC Project, Series 2004A:
6.0%, 3–1–15	1,000	1,058,180
5.25%, 3–1–25	500	512,520
City of Independence, Missouri – Crackerneck Creek Project, Series 2006C,
5.0%, 3–1–28	1,100	1,101,386
Research Facility Revenue Bonds, Series 2007 (Midwest Research Institute Project),
4.5%, 11–1–27	3,500	3,207,890
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.5%, 1–1–35	1,500	1,532,025
6.25%, 1–1–24	1,000	1,005,040
Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3–1–24	2,500	2,483,050
City of Raytown, Missouri, Annual Appropriation–Supported Tax Increment and Sales Tax Revenue Bonds (Raytown Live Redevelopment Plan–Redevelopment Project Area 1), Series 2007,
5.125%, 12–1–31	4,825	4,869,583
The Industrial Development Authority of St. Joseph, Missouri: Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.0%, 8–15–32	3,000	3,031,230
Special Obligation Revenue Bonds (City of St. Joseph, Missouri – Sewerage System Improvements Project), Series 2007,
5.0%, 4–1–27	1,325	1,354,428
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series 2006 (Northland Redevelopment Area Project):
5.0%, 11–1–23	2,780	2,543,394
4.75%, 11–1–16	1,780	1,688,704
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project): Series 2004:
6.0%, 3–1–19	2,610	2,576,409
6.25%, 3–1–24	1,000	981,970
Series 2006,
5.625%, 3–1–25	500	455,585
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.75%, 4–15–20	4,000	3,933,640
The Industrial Development Authority of the City of St. Louis,
      Missouri, Tax Increment and Community Improvement
      District Refunding Revenue Bonds, Series 2007
      (Loughborough Commons Redevelopment Project),

5.75%, 11–1–27	4,000	3,778,400
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.55%, 10–1–36	1,500	1,327,845
5.5%, 10–1–31	1,160	1,035,892
5.4%, 10–1–26	760	689,958
5.25%, 10–1–21	525	484,748
Crossings Community Improvement District, Revenue Bonds (Wildwood, Missouri), Series 2006,
5.0%, 3–1–26	3,650	3,449,798
The Industrial Development Authority of the City of Branson, Missouri, Tax Increment Revenue Bonds, Series 2006A (Branson Shoppes Redevelopment Project),
5.95%, 11–1–29	3,000	3,012,630
The Industrial Development Authority of the City of Lee's Summit, Missouri: Senior Living Facilities Revenue Bonds (John Knox Village Obligated Group), Series 2007A,
5.125%, 8–15–32	2,000	1,833,140
Infrastructure Facilities Revenue Bonds (Kensington Farms Improvement Project), Series 2007,
5.75%, 3–1–29	1,185	1,111,909
M150 and 135th Street Transportation Development District Transportation Sales Tax Revenue Bonds (State Line Station Project–Kansas City, Missouri), Series 2004,
6.0%, 10–1–34	2,700	2,765,043
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005:
6.1%, 3–1–25	1,390	1,419,732
5.6%, 3–1–17	685	701,563
5.6%, 3–1–11	350	352,426
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.75%, 10–1–22	2,000	2,260,080
City of Chillicothe, Missouri, Tax Increment Revenue Bonds (South U.S. 65 Project), Series 2006:
5.625%, 4–1–27	1,500	1,411,710
5.625%, 4–1–24	860	827,604
City of Ballwin, Missouri, Tax Increment Refunding andImprovement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.25%, 10–1–17	2,200	2,203,564
City of Riverside, Missouri, L–385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L–385 Levee Project), Series 2004,
5.25%, 5–1–20	2,000	2,057,380
The Industrial Development Authority of the County of St. Louis, Missouri, Senior Living Facilities Revenue Bonds (Friendship Village of West County), Series 2007A,
5.5%, 9–1–28	2,000	1,961,140
The Elm Point Commons Community Improvement District (St. Charles, Missouri), Special Assessment Revenue Bonds, Series 2007,
5.75%, 3–1–27	2,000	1,822,520
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.75%, 11–1–26	1,700	1,620,967
City of Harrisonville, Missouri, Annual Appropriation– Supported Tax Increment and Sales Tax Refunding Revenue Bonds (Harrisonville Towne Center Project), Series 2007,
4.625%, 11–1–28	1,630	1,586,316
North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006,
5.0%, 1–1–26	1,545	1,406,460
The Branson, Missouri, Regional Airport Transportation Development District, Airport Revenue Bonds (Branson, Missouri Airport Project), Series 2007B ( AMT),
6.0%, 7–1–37	1,500	1,396,545
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project): Series 2004,
5.75%, 9–1–24	650	624,384
Series 2007,
5.5%, 10–1–22	600	563,592
Stone Canyon Community Improvement District, Independence, Missouri, Revenue Bonds (Public Infrastructure Improvement Project), Series 2007,
5.75%, 4–1–27	1,250	1,126,225
The St. Charles Riverfront Transportation Development District, St. Charles, Missouri, Revenue Bonds (River Bluff Drive Improvement Project), Series 2005:
5.0%, 10–1–20	800	754,120
5.25%, 4–1–25	400	362,932
The Industrial Development Authority of the City of Hannibal, Missouri, Health Facilities Refunding Revenue Bonds (Hannibal Regional Hospital), Series 2006,
5.0%, 3–1–22	875	824,889
The Industrial Development Authority of the City of Grandview, Missouri, Tax Increment Revenue Bonds, Series 2006 (Grandview Crossing Project 1),
5.75%, 12–1–28	1,000	602,450
Broadway–Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12–1–36	400	380,524
		94,746,284
Nevada – 0.69%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003:
5.8%, 8–1–15	1,975	1,973,697
6.375%, 8–1–23	1,485	1,498,068
		3,471,765
New Hampshire – 0.64%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A
5.75%, 7–1–22	2,000	2,037,900
5.0%, 7–1–12	625	634,025
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.0%, 2–1–13	635	575,259
		3,247,184
New Jersey – 4.49%
New Jersey Economic Development Authority: Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non–AMT):
5.5%, 4–1–12	5,080	5,176,977
6.375%, 4–1–18	2,385	2,778,954
Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999,
6.25%, 9–15–19	5,615	5,473,670
Fixed Rate First Mortgage Revenue Bonds (Lions Gate Project), Series 2005A:
5.875%, 1–1–37	1,230	1,137,750
5.75%, 1–1–25	710	674,578
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset–Backed Bonds, Series 2003,
6.75%, 6–1–39	5,000	5,826,300
Burlington County Bridge Commission (Burlington County, New Jersey), Economic Development Bonds (The Evergreens Project), Series 2007,
5.625%, 1–1–38	1,750	1,607,043
		22,675,272
New York – 7.92%
Trust Inverse Certificates, beneficial ownership in Tobacco Settlement Financing Corporation (Stateof New York), Asset–Backed Revenue Bonds, Series 2003B–1C (State Contingency Contract Secured),
5.5%, 6–1–18 (C)	15,000	15,987,900
Suffolk County Industrial Development Agency (New York): Civic Facility Revenue Bonds: Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1–1–30	4,735	4,933,491
Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1–1–20	2,875	2,959,439
Continuing Care Retirement Community: Revenue Refunding Bonds, (Jefferson's Ferry Project – Series 2006),
5.0%, 11–1–28	3,000	2,742,210
Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project – Series 2000A),
8.0%, 10–1–20	2,000	2,132,420
Assisted Living Facility Revenue Bonds (Medford Hamlet Assisted Living Project), Series 2005,
6.375%, 1–1–39	2,000	1,940,920
Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue Bonds (Amsterdam at Harborside Project), Series 2007A,
6.7%, 1–1–43	4,000	3,994,600
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.75%, 8–1–31	3,500	3,813,740
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001B,
7.125%, 7–1–31	1,455	1,470,787
		39,975,507
North Carolina – 2.06%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds: Series 1999 D,
6.7%, 1–1–19	2,500	2,638,775
Refunding Series 2003 C,
5.5%, 1–1–14	2,000	2,143,020
Refunding Series 2003 A,
5.5%, 1–1–12	2,000	2,114,200
North Carolina Medical Care Commission: Health Care Facilities First Mortgage Revenue Bonds (Pennybyrn at Maryfield Project), Series 2005A Fixed Rate Bonds,
5.65%, 10–1–25	2,000	1,866,120
Retirement Facilities First Mortgage Revenue Refunding Bonds (The Forest at Duke), Series 2007,
5.125%, 9–1–27	1,750	1,655,535
		10,417,650
Ohio – 0.72%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset–Backed Bonds, Series 2007A–2,
5.75%, 6–1–34	2,000	1,903,560
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11–15–32	1,650	1,705,770
		3,609,330
Oklahoma – 2.61%
Oklahoma County Home Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage–Backed Securities Program), 2006 Series A (AMT),
5.4%, 10–1–38	4,970	5,295,336
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2006 Series B (AMT),
5.75%, 9–1–36	3,815	4,031,578
Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Refunding Series 2001B,
5.65%, 12–1–35	2,400	2,379,024
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005A,
6.125%, 11–15–25	1,500	1,476,210
		13,182,148
Oregon – 0.03%
Myrtle Creek Building Authority, Gross Revenue Bonds, Series 1996A (Myrtle Creek Golf Course Project),
0.0%, 6–1–21 (B)	3,000	165,000

Pennsylvania – 2.85%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System): Series 2000B,
9.25%, 11–15–22	5,000	5,897,350
Series 2007A:
5.0%, 11–15–17	3,000	2,860,410
5.0%, 11–15–28	1,500	1,289,205
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.3%, 7–1–12	2,895	2,927,048
7.35%, 7–1–22	1,400	1,415,568
		14,389,581
Rhode Island – 0.28%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series1999,
5.75%, 10–1–14	1,400	1,415,792

South Carolina – 3.16%
Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset–Backed Bonds, Series 2001 B (Tax–Exempt),
6.375%, 5–15–28	11,750	11,884,537
South Carolina Jobs – Economic Development Authority: Revenue Bonds (The Woodlands at Furman Project), Series 2007A:
6.0%, 11–15–42	2,500	2,258,625
6.0%, 11–15–37	1,000	913,610
First Mortgage Health Care Facilities, Refunding and Revenue Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2007,
5.625%, 5–1–42	1,000	879,030
		15,935,802
Tennessee – 1.42%
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds, Series 2005:
6.9%, 5–1–29	3,750	3,754,612
6.8%, 5–1–19	1,955	1,970,835
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9–1–36	1,500	1,417,230
		7,142,677
Texas – 8.44%
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds: Northwest Senior Housing Corporation – Edgemere Project, Series 2006A:
6.0%, 11–15–36	5,015	4,827,188
6.0%, 11–15–26	750	736,657
Buckingham Senior Living Community, Inc. Project, Series 2007,
5.75%, 11–15–37	6,000	5,253,660
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds: The Village at Gleannloch Farms, Inc. Project, Series 2006A, Fixed Rate Bonds:
5.5%, 2–15–27	1,500	1,325,115
5.25%, 2–15–14	700	684,236
5.25%, 2–15–15	700	672,042
5.25%, 2–15–12	600	593,424
5.25%, 2–15–13	600	590,214
Legacy at Willow Bend Project, Series 2006A Fixed Rate Bonds:
5.75%, 11–1–36	1,500	1,317,255
5.25%, 11–1–12	1,000	987,370
5.25%, 11–1–11	500	496,380
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation – Edgemere Project), Series 1999A, Fixed Rate Bonds:
7.5%, 11–15–29	4,000	4,394,760
7.25%, 11–15–19	1,000	1,094,200
Dallas–Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc.: Revenue Refunding Bonds, Series 2000A,
8.5%, 5–1–29	3,500	3,514,910
Revenue Bonds, Series 1995,
6.0%, 11–1–14	1,225	1,177,850
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue and Refunding Bonds (Carillon Senior LifeCare Community Project), Series 2005A,
6.625%, 7–1–36	5,000	5,057,800
AllianceAirport Authority, Inc., Special Facilities Revenue Refunding Bonds, Series 2007 (American Airlines, Inc. Project),
5.25%, 12–1–29	5,500	4,367,055
Travis County Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Querencia at Barton Creek Project), Series 2005A Fixed Rate Bonds,
5.65%, 11–15–35	4,100	3,746,744
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project) Series 2004A, Fixed Rate Bonds,
7.0%, 2–15–26	1,500	1,797,855
		42,634,715
Virginia – 3.18%
Norfolk Redevelopment and Housing Authority: First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. – Harbor's Edge Project), Series 2004A:
6.125%, 1–1–35	3,640	3,503,100
6.0%, 1–1–25	1,000	976,090
Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership – Sussex Apartments Project),
8.0%, 9–1–26	3,135	3,194,973
Economic Development Authority of James City County, Virginia, Residential Care Facility Revenue Bonds (Virginia United Methodist Homes of Williamsburg, Inc.), Series 2007A (Fixed Rate Bonds):
5.4%, 7–1–27	2,500	2,275,525
5.5%, 7–1–37	2,500	2,218,300
The Marquis Community Development Authority (Virginia), Revenue Bonds, Series 2007,
5.625%, 9–1–18	4,000	3,901,200
		16,069,188
Washington – 0.90%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A (AMT),
5.625%, 9–1–16	3,000	3,025,470
	1,500	1,514,400
		4,539,870
Wisconsin – 0.39%
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Ascension Health Senior Credit Group), Series 2006A,
5.0%, 11–15–36	2,000	1,978,780

Wyoming – 0.09%
Cheyenne Regional Airport Board, First Mortgage Bonds, Tax–Exempt Revenue Refunding Bonds, Series 2005B (AMT),
5.0%, 6–15–16	460	455,929

TOTAL MUNICIPAL BONDS – 98.87%		$499,245,186

(Cost: $508,517,463)

SHORT–TERM SECURITIES

Commercial Paper – 0.10%
Forest and Paper Products
Sonoco Products Co.,
4.95%, 1–2–08	496	495,932

Municipal Obligations
Arizona – 0.02%
The Industrial Development Authority of the County of Maricopa, Variable Rate Demand Multifamily Housing Revenue Bonds (Gran Victoria Housing LLC Project), Series 2000A (Fannie Mae),
3.5%, 1–3–08 (A)	100	100,000

Colorado – 1.01%
      Exempla General Improvement District, City of Lafayette,
            Colorado, Special Improvement District No.02–01,
            Special Assessment Revenue Refunding and Improvement
Bonds, Series 2002 (Wells Fargo Bank, N. A.),
3.45%, 1–3–08 (A)	3,695	3,695,000
Steamboat Springs Redevelopment Authority, Colorado, Tax Increment Adjustable Rate Revenue Bonds (Base Area Redevelopment Project), Series 2007 (Wells Fargo Bank, N.A.),
3.45%, 1–2–08 (A)	1,400	1,400,000
		5,095,000

Total Municipal Obligations – 1.03%		5,195,000

TOTAL SHORT–TERM SECURITIES – 1.13%		$5,690,932

(Cost: $5,690,932)

TOTAL INVESTMENT SECURITIES – 100.00%		$504,936,118

(Cost: $514,208,395)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

(B)Non–income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)Underlying security in inverse floating rate trust certificates.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By /s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 28, 2008

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2008